Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Deposits received from executive officers, directors, and their related interests	$ 24.9	$ 26.5
Time Deposits, $250,000 or more	$ 36.3	$ 43.3